Note 12 - Benefit Plans (Details) - Restricted Stock Activity (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Restricted Stock Activity [Abstract]
Restricted Stock (in Shares)		22,492	44,076
Weighted Average Grant Date Fair Value	$ 8.15	$ 8.15	$ 8.15
Vested (in Shares)	(21,608)	(21,584)
Vested	$ 8.15	$ 8.15
Forfeited (in Shares)	(884)
Forfeited	$ 8.15